ASSETS HELD FOR SALE	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment Assets Held-For-Sale Disclosure [Abstract]
Long Lived Assets Held For Sale Disclosure [Text Block]
NOTE 9 -	ASSETS HELD FOR SALE

The assets held for sale were $2,876,054 and $2,847,008 as at June 30, 2013 and 2014, respectively. The assets held for sale represented residential apartments located in Malaysia acquired through the acquisition of Bond. The Company entered into several agreements to dispose eight apartments held for sale amounting to $400,466 The Company was in the process of transferring the titles of these properties as of June 30, 2014 and expects the transactions to be consummated within the next twelve months. The Company has engaged another real estate agent to market the remaining apartments for sale.